FINANCIAL RISK MANAGEMENT (Tables)	12 Months Ended
Dec. 31, 2022
Financial Risk Management [Abstract]
Disclosure of capital structure
The capital structure of the partnership consists of corporate borrowings and non-recourse borrowings in subsidiaries of the partnership, offset by cash and cash equivalents and equity.

(US$ MILLIONS, except as noted)	2022	2021
Corporate borrowings	$2,100	$1,619
Non-recourse borrowings in subsidiaries of the partnership	44,593	27,457
Cash and cash equivalents	(2,870)	(2,588)
Net debt	43,823	26,488
Total equity	18,429	13,000
Total capital	$62,252	$39,488
Net debt to capital ratio	70%	67%

Disclosure of liquidity management
The following tables detail the contractual maturities for the partnership’s financial liabilities as at December 31, 2022 and 2021. The tables reflect the undiscounted future cash flows of financial liabilities based on the earliest date on which the partnership can be required to repay. The tables include both interest and principal cash flows:

	2022				Total contractual cash flows
(US$ MILLIONS)	< 1 Year	1-2 Years	2-5 Years	5+ Years
Non-derivative financial liabilities
Accounts payable and other (1)	$10,844	$643	$704	$1,880	$14,071
Interest-bearing liabilities	6,759	8,003	25,726	20,411	60,899
Lease liabilities	368	327	593	843	2,131
____________________________________
(1)Excludes decommissioning liabilities, other provisions, post-employment benefits, liability for remaining coverage, deferred revenue, liabilities associated with assets held for sale and related party loans and notes payable of $5,056 million.

	2021				Total contractual cash flows
(US$ MILLIONS)	< 1 Year	1-2 Years	2-5 Years	5+ Years
Non-derivative financial liabilities
Accounts payable and other (1)	$10,108	$619	$580	$1,950	$13,257
Interest-bearing liabilities	3,419	3,159	19,358	11,114	37,050
Lease liabilities	355	289	567	959	2,170
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(1)Excludes decommissioning liabilities, other provisions, post-employment benefits, unearned premiums reserve, deferred revenue and related party loans and notes payable of $5,380 million.

Disclosure of interest rate risk

	Net income (loss)		Other comprehensive income (loss)
(US$ MILLIONS)	50 bps decrease	50 bps increase	50 bps decrease	50 bps increase
December 31, 2022	$118	$(118)	$(29)	$29

Disclosure of foreign currency exposure
The following tables summarize the partnership’s currency exposure as at December 31, 2022 and 2021:

	2022
(US$ MILLIONS)	USD	AUD	GBP	CAD	EUR	BRL	INR	Other	Total
Assets
Current assets	$7,452	$1,336	$2,888	$1,314	$2,126	$1,411	$529	$1,238	$18,294
Non-current assets	32,465	11,257	2,584	6,117	9,177	5,882	982	2,492	70,956
	$39,917	$12,593	$5,472	$7,431	$11,303	$7,293	$1,511	$3,730	$89,250

Liabilities
Current liabilities	$6,696	$1,821	$3,505	$1,038	$1,497	$1,220	$358	$542	$16,677
Non-current liabilities	32,102	7,759	941	3,136	5,802	3,807	356	241	54,144
	$38,798	$9,580	$4,446	$4,174	$7,299	$5,027	$714	$783	$70,821

Interest of others in operating subsidiaries	1,862	1,649	773	1,781	2,684	1,568	422	2,096	12,835
Preferred securities	1,490	—	—	—	—	—	—	—	1,490
Unitholder equity	$(2,233)	$1,364	$253	$1,476	$1,320	$698	$375	$851	$4,104

	2021
(US$ MILLIONS)	USD	AUD	GBP	CAD	EUR	BRL	INR	Other	Total
Assets
Current assets	$5,784	$1,181	$2,260	$1,300	$2,167	$771	$509	$1,446	$15,418
Non-current assets	19,698	5,384	1,726	6,692	8,210	4,011	1,265	1,815	48,801
	$25,482	$6,565	$3,986	$7,992	$10,377	$4,782	$1,774	$3,261	$64,219

Liabilities
Current liabilities	$4,801	$1,283	$3,005	$1,470	$1,543	$657	$557	$596	$13,912
Non-current liabilities	21,328	3,226	555	3,220	5,901	2,519	264	294	37,307
	$26,129	$4,509	$3,560	$4,690	$7,444	$3,176	$821	$890	$51,219

Interest of others in operating subsidiaries	874	887	178	1,815	2,051	1,086	553	1,278	8,722
Preferred securities	15	—	—	—	—	—	—	—	15
Unitholder equity	$(1,536)	$1,169	$248	$1,487	$882	$520	$400	$1,093	$4,263

Disclosure of sensitivity analysis for foreign currency risk	The following tables summarize the partnership’s exposures to foreign currencies and the sensitivity of net income and other comprehensive income, on a pre-tax basis, to a 10% change in the exchange rates relative to the U.S. dollar for the years ended December 31, 2022, 2021 and 2020:

	December 31, 2022
	Pre-tax net income		OCI attributable to Unitholders, before taxes
(US$ MILLIONS)	10% decrease	10% increase	10% decrease	10% increase
Australian dollar	$(1)	$1	$(85)	$85
Canadian dollar	(4)	4	(144)	144
Brazilian real	—	—	(48)	48
Euro	94	(94)	(92)	92
Other	71	(71)	(121)	121

	December 31, 2021
	Pre-tax net income		OCI attributable to Unitholders, before taxes
(US$ MILLIONS)	10% decrease	10% increase	10% decrease	10% increase
Australian dollar	$12	$(12)	$(85)	$85
Canadian dollar	21	(21)	(83)	83
Brazilian real	(1)	1	(36)	36
Euro	324	(324)	4	(4)
Other	(74)	74	(108)	108

	December 31, 2020
	Pre-tax net income		OCI attributable to Unitholders, before taxes
(US$ MILLIONS)	10% decrease	10% increase	10% decrease	10% increase
Australian dollar	$6	$(6)	$(86)	$86
Canadian dollar	25	(25)	(120)	120
Brazilian real	—	—	(40)	40
Euro	53	(53)	(29)	29
Other	(108)	108	(72)	72
Commodity price risk
As certain of the partnership’s operating subsidiaries are exposed to commodity price risk, the fair value of financial instruments will fluctuate as a result of changes in commodity prices. A 10 basis point increase or decrease in commodity prices, as it relates to financial instruments, is not expected to have a material impact on the partnership’s net income and other comprehensive income.
Other price risk
As at December 31, 2022, the partnership is exposed to other price risk arising from marketable securities and other financial assets, with a balance of $6,052 million (2021: $6,580 million). A 10% change in the fair value of these assets would impact the consolidated statements of comprehensive income by $605 million (2021: $658 million).

Disclosure of reconciliation of gross carrying amounts
The following table shows changes in the gross carrying amount of the partnership’s significant loans receivable portfolio for the years ended December 31, 2022 and 2021:

(US$ MILLIONS)	Stage 1	Stage 2	Stage 3	Total
Gross carrying amount
Balance at January 1, 2021	$779	$276	$39	$1,093
New assets originated or purchased	515	7	2	524
Assets derecognized (excluding write-offs)	(223)	(127)	(15)	(365)
Transfers to stage 1	22	(21)	(1)	—
Transfers to stage 2	(255)	256	(1)	—
Transfers to stage 3	(20)	(24)	44	—
Amounts written-off (net of recovery)	(14)	(11)	(17)	(42)
Other	(35)	(39)	(1)	(75)
Balance at December 31, 2021	$769	$317	$49	$1,135
Acquisitions through business combinations	4,578	—	—	4,578
New assets originated or purchased	834	43	—	877
Assets derecognized (excluding write-offs)	(280)	(76)	(22)	(378)
Transfers to stage 1	49	(48)	(1)	—
Transfers to stage 2	(94)	94	—	—
Transfers to stage 3	(88)	(42)	130	—
Amounts written-off (net of recovery)	(30)	(68)	(24)	(122)
Other	144	(5)	(10)	129
Foreign currency translation	(369)	(25)	(6)	(400)
Balance at December 31, 2022	$5,513	$190	$116	$5,819
The following table shows changes in the corresponding ECL allowance of the partnership’s significant loans receivable portfolio for the years ended December 31, 2022 and 2021:

(US$ MILLIONS)	Stage 1	Stage 2	Stage 3	Total
ECL allowance
Balance at January 1, 2021	$45	$19	$19	$83
New assets originated or purchased	22	1	1	24
Assets derecognized (excluding write-offs)	(2)	(6)	(1)	(9)
Transfers to stage 1	1	(1)	—	—
Transfers to stage 2	(12)	12	—	—
Transfers to stage 3	(3)	(2)	5	—
Impact on ECL for exposures transferred between stages during the year	(31)	17	16	2
Amounts written-off (net of recovery)	—	(5)	(15)	(20)
Balance at December 31, 2021	$20	$35	$25	$80
New assets originated or purchased	14	1	—	15
Assets derecognized (excluding write-offs)	(7)	(2)	(3)	(12)
Changes to models and inputs used	10	2	2	14
Transfers to stage 1	4	(4)	—	—
Transfers to stage 2	(9)	8	1	—
Transfers to stage 3	(8)	(4)	12	—
Impact on ECL for exposures transferred between stages during the year	—	4	25	29
Amounts written-off (net of recovery)	(2)	(14)	(18)	(34)
Foreign currency translation	(2)	(4)	(4)	(10)
Balance at December 31, 2022	$20	$22	$40	$82